Exhibit 99.1

Harley-Davidson Motorcycle Trust 2009-3

$191,000,000 0.34700% Motorcycle Contract Backed Notes, Class A-1

$233,000,000 0.94% Motorcycle Contract Backed Notes, Class A-2

$214,000,000 1.74% Motorcycle Contract Backed Notes, Class A-3

$62,000,000 2.54% Motorcycle Contract Backed Notes, Class A-4

$197,435,901.05 0.00% Motorcycle Contract Backed Certificate

Monthly Report

For the December 15, 2009 Distribution Date

Capitalized terms are defined in the Sale and Servicing Agreement dated as of October 1, 2009, as filed with the Securities and Exchange Commission.

Beginning of Due Period	11/1/2009
End of Due Period	11/30/2009
Determination Date	12/4/2009
Record Date	12/14/2009
Distribution Date	12/15/2009
Number of days in Interest Period (ACT/360 basis)	29
Number of days in Interest Period (30/360 basis)	30

	Number	Cut-Off		Initial
Purchases	of Contracts	Date	Closing Date	Pool Balance

Initial Contracts	76,397	9/30/2009	10/9/2009	897,435,901.05
Subsequent Contracts

Total	76,397			$897,435,901.05

I. POOL BALANCE CALCULATION

Principal Balance of Contracts at beginning of Due Period		$870,038,160.58
Pre-Funded Amount at beginning of Due Period		—

Purchase of Subsequent Contracts		—
Reduction of Pre-Funded Amount at end of Due Period		—
Mandatory Redemption amount		—

Monthly principal amounts

Principal collections on Contracts outstanding at end of Due Period	14,302,524.10
Principal collections on Contracts paid off in full during Due Period	8,909,597.37
Balance of Contracts liquidated during Due Period	84,679.34
Balance of Contracts purchased by Seller or Servicer during Due Period	44,985.17
Other adjustments	2,891.94
Mandatory Redemption amount	—

Aggregate Principal Balance Decline		23,344,677.92

Aggregate Principal Balance at end of Due Period		846,693,482.66

Pool factor		0.9434584

II. NOTE PRINCIPAL BALANCE CALCULATION:

	Class A-1	Class A-2	Class A-3	Class A-4	Certificate	Total
Original Note Balance	$191,000,000.00	$233,000,000.00	$214,000,000.00	$62,000,000.00	$197,435,901.05	$897,435,901.05

Note balance at beginning of Due Period	163,602,259.53	233,000,000.00	214,000,000.00	62,000,000.00	197,435,901.05	$870,038,160.58

Principal Distributable Amount	23,344,677.92	—	—	—	—	23,344,677.92
Mandatory Redemption Amount	—	—	—	—	—	—
Note Principal Carryover Shortfall	—	—	—	—	—	—
Certificate Principal Carryover Shortfall	—	—	—	—	—	—
Total principal paid	23,344,677.92	—	—	—	—	23,344,677.92

Note balance at end of Due Period	$140,257,581.61	$233,000,000.00	$214,000,000.00	$62,000,000.00	$197,435,901.05	$846,693,482.66

Note factor at begininning of Due Period	0.8565563	1.0000000	1.0000000	1.0000000	1.0000000
Note factor at end of Due Period	0.7343329	1.0000000	1.0000000	1.0000000	1.0000000

III. NOTE INTEREST DISTRIBUTABLE CALCULATION

		Interest Carryover				Note Monthly	Interest Carryover
	Note Balance	Shortfall			Interest	Interest	Shortfall	Note Interest
	at Beginning of	at Beginning of	Interest		Accrual	Distributable	at End of	Distributable
Class	Due Period	Due Period	Rate	Days	Basis	Amount	Due Period	Amount
A-1	$163,602,259.53	$—	0.34700%	29	ACT/360	$45,731.38	$—	$45,731.38
A-2	233,000,000.00	—	0.94%	30	30/360	182,516.67	—	182,516.67
A-3	214,000,000.00	—	1.74%	30	30/360	310,300.00	—	310,300.00
A-4	62,000,000.00	—	2.54%	30	30/360	131,233.33	—	131,233.33
Certificate	197,435,901.05	—	0.00%	30	30/360	0.00	—	0.00
Totals	$870,038,160.58	$—				$669,781.38	$—	$669,781.38

IV. CALCULATION OF AVAILABLE MONIES AND DISTRIBUTIONS

Available Monies:
Principal collections on Contracts during Due Period	$23,122,815.68
Interest collections on Contracts during Due Period	8,596,974.15
Net Liquidation Proceeds	89,449.07
Aggregate of Purchase Price for Contracts required to be purchased by Seller or Servicer	46,103.14
Advances made by Servicer	472,992.91
Amounts paid by Seller in connection with the optional repurchase of the Contracts	—
Carrying Charges from the Interest Reserve Account	—
Mandatory Redemption amount	—
Investment Earnings - Collection Account	2,238.90
Investment Earnings - Interest Reserve Account	—

Total Available Monies		32,330,573.85

Distribution of Available Monies in order of priority:
Mandatory Redemption amount to the Noteholders	—
Return of previous month’s Advances made by Servicer	302,855.20
Monthly Servicing Fee to the Servicer, including any unpaid Servicing Fees	725,031.80
Monthly Indenture Trustee Fee, including any unpaid Indenture Trustee Fees	1,631.32
Class A Note Interest Distributable Amount	669,781.38
Class A Principal Distributable Amount	23,344,677.92
Certificate Principal Distributable Amount	—

Total distribution of fees, interest and principal	25,043,977.62

Excess Amounts (Shortfall)		7,286,596.23

Amount withdrawn from Reserve Fund to cover Shortfall	—

Excess Amounts to Reserve Fund	6,379,894.38
Excess Amounts to Certificateholder	906,701.85

Total distribution of Available Monies		$32,330,573.85

V. ACCOUNT BALANCE INFORMATION

Calculation of Specified Reserve Fund Balance:
The greater of:
a) 2.70% of the Principal Balance of the Contracts at the end of the Due Period	$22,860,724.03
b) 1.00% of the aggregate initial note balance	8,974,359.01
c) If Reserve Fund Trigger Event has occurred, 6.00% of the Principal Balance of the Contracts at the end of the Due Period	50,801,608.96
Specified Reserve Fund Balance		$22,860,724.03

Reserve Fund balance at beginning of Due Period		$16,479,931.30

Additions to Reserve Fund:
Additional deposit - Excess Amounts to Reserve Fund	6,379,894.38
Investment Earnings - Reserve Fund	898.35

Total additions		6,380,792.73

Withdrawals from Reserve Fund:
Amount withdrawn to cover Shortfall	—
Excess Reserve Fund balance to Servicer	—

Total withdrawals		—

Reserve Fund balance at end of Due Period		$22,860,724.03

VI. CONTRACT PERFORMANCE INFORMATION

	Number of months since Closing Date				2
	Trigger Status? Yes or No				No

Monthly Losses
			Number of		% of Principal Balance at
			Contracts	Amount	beginning of Due Period
	Principal Balance of Liquidated Contracts for the Due Period		11	$173,985.13	0.020%

	Less:
	Net Liquidation Proceeds for the Due Period		10	89,449.07	0.010%

	Net Liquidation Losses for the Due Period			84,536.06	0.010%

	Annualized Net Liquidation Losses				0.117%

Average Loss Ratio
	Annualized Net Liquidation Losses - current Distribution Date				0.117%
	Annualized Net Liquidation Losses - prior Distribution Date				0.000%
	Annualized Net Liquidation Losses - second prior Distribution Date				0.000%
	Three-month Average Loss Ratio				0.039%

	Exceeds Reserve Fund Trigger Event threshold? Yes or No				No

	Months	Trigger Threshold
	1 month or greater	6.000%

Cumulative Losses
			Number of		% of Initial Principal
			Contracts	Amount	Balance
	Cumulative Liquidated Contracts		11	173,985.13	0.019%
	Cumulative Net Liquidation Proceeds		10	89,449.07	0.010%
	Cumulative Net Liquidation Losses			84,536.06	0.009%

	Average net loss (amount of cumulative Net Liquidation Losses / number of cumulative Liquidated Contracts)			7,685.10

Cumulative Loss Ratio
	Cumulative Loss Ratio				0.009%

	Exceeds Reserve Fund Trigger Event threshold? Yes or No				No

	Months	Trigger Threshold
	1-12	2.500%
	13-24	3.750%
	25-36	5.000%
	37-48	6.500%
	49 or greater	7.250%

Delinquencies
	Days	Number of	Delinquent Interest		% of Principal Balance at
	Delinquent	Contracts	Principal Balance	Amount	Beginning of Due Period
	30-59	1,219	$14,100,582.95	$295,485.47	1.621%
	60-89	318	4,229,956.18	177,507.44	0.486%
	90-119	0	0.00	—	0.000%
	120+	0	0.00	—	0.000%
	Totals	1,537	$18,330,539.13	$472,992.91	2.107%

	60+ Delinquency Amount	318	$4,229,956.18		0.486%

Average Delinquency Ratio
	Delinquency Ratio - current Distribution Date				0.486%
	Delinquency Ratio - prior Distribution Date				0.000%
	Delinquency Ratio - second prior Distribution Date				0.000%
	Three-month Average Delinquency Ratio				0.162%

	Exceeds Reserve Fund Trigger Event threshold? Yes or No				No

	Months	Trigger Threshold %
	1-12	3.750%
	13-24	4.250%
	25-36	4.750%
	37 or greater	5.250%

VII. ADDITIONAL CONTRACT INFORMATION

	Beginning of	End of
Contract Data	Due Period	Due Period
Number of Contracts	75,218	74,143
Principal Balance of Contracts	870,038,160.58	846,693,482.66
Weighted average original term	73.73	73.80
Weighted average remaining term	62.09	61.46
Weighted average age	11.64	12.34
One month prepayments (ABS)	1.59%	1.29%
Weighted average Contract Rate	12.11%	12.15%

	Principal Balance	% of Principal Balance at
Contract Rate	of Contracts	End of Due Period
0.000% - 5.000%	$7,929,248.95	0.94%
5.001% - 10.000%	314,526,649.76	37.15%
10.001% - 15.000%	343,424,701.38	40.56%
15.001% - 20.000%	134,713,635.29	15.91%
20.001% or greater	46,099,247.28	5.44%

Advances made by Servicer in current Due Period		$472,992.91
Unreimbursed Advances due to Servicer		302,855.20
Number of Contracts purchased by Seller or Servicer		4
Principal Balance of Contracts purchased by Seller or Servicer		44,985.17
Purchase Price of Contracts purchased by Seller or Servicer		46,103.14

VIII. OTHER INFORMATION FOR NOTEHOLDERS

1.	Information regarding material changes to the definition or determination of delinquencies, charge-offs and uncollectible accounts:

None

2.

Information regarding any material modifications, extensions or waivers to contract terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time:

None

3.	Information regarding material breaches of contract representations or warranties or transaction covenants:

None

4.	Information regarding any new issuance of asset-backed securities backed by the same contracts:

None

5.

Information regarding any contract changes (other than in connection with a contract converting into cash in accordance with its terms), such as additions or removals in connection with a prefunding period, including any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool of contracts:

Not applicable

6.	During the pre-funding period, if applicable, information regarding originators, pool contracts or significant obligors pursuant to Item 1121(b) of Regulation AB:

Not applicable

7.	Information regarding derivatives:

Not applicable

HARLEY-DAVIDSON CREDIT CORP.

CERTIFICATE OF SERVICING OFFICER

The undersigned certifies that he is the Vice President, Treasurer and Assistant Secretary of Harley-Davidson Credit Corp., a Nevada corporation, (the “Servicer”), and that as such he is duly authorized to execute and deliver this certificate on behalf of the Servicer pursuant to Section 9.02 of the Sale and Servicing Agreement (the “Agreement”) dated as of October 1, 2009 by and among Harley-Davidson Customer Funding Corp., as Trust Depositor, the Servicer and The Bank Of New York Mellon Trust Company, N.A., as Trustee of Harley-Davidson Motorcycle Trust 2009-3 (all capitalized terms used herein without definition having the respective meanings specified in the Agreement), and further certifies that:

1.  The Monthly Report for the period from November 1, 2009 to November 30, 2009 attached to this certificate is complete and accurate in accordance with the requirements of Sections 9.01 and 9.02 of the Agreement; and

2.  As of the date hereof, no Event of Termination event that with notice or lapse of time or both would become an Event of Termination has occurred.

IN WITNESS WHEREOF, I have affixed hereunto my signature this 11th day of December, 2009.

HARLEY-DAVIDSON CREDIT CORP.

By:	/s/ Perry A. Glassgow
Perry A. Glassgow
Vice President, Treasurer and Assistant Secretary